UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY  10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

B A R R E T T

G R O W T H F U N D

Letter to   Shareholders

 Dear Fellow Shareholders:

In the second fiscal quarter ending on December 31, 2007, the Barrett Growth Fund January 29, 2008 returned -1.87% for its shareholders, compared to -3.33% for the S&P 500 Index and 0.30% for the Lipper Large-Cap Growth Funds Index. We were pleased with our quarterly results versus the S&P 500 Index but trailed our Lipper Large-Cap Growth peers. Since inception, the Fund’s returns have outperformed our Lipper Large-Cap Growth peers but have lagged the S&P 500 Index.

	Total Return		Average Annual Total Returns
	Second Quarter	One-Year	Five-Year	Since Inception
	10/01/07-12/31/07	01/01/07-12/31/07	01/01/02-12/31/07	12/29/98-12/31/07
Barrett Growth Fund	-1.87%	+7.62%	+11.08%	+2.76%
Lipper Large-Cap Growth	0.30%	14.97%	12.06%	0.50%
Funds Index[1]
S&P 500® Index[2]	-3.33%	5.49%	12.83%	3.53%
Gross Expense Ratio: 2.51%
Net Expense Ratio: 1.25%

The performance data quoted represents past performance, which does not guarantee future results.  Current performance may be lower or higher than the performance shown.  The investment return and principal value of an investment will fluctuate so that an  investor’s shares, when redeemed, may be worth more or less than their original cost.  Performance data current to the most recent month end may be obtained by calling (877) 363-6333 toll free. Calculations assume reinvestment of all distributions.  Performance would have been lower if fees had not been waived in various periods.  Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
The gross expense ratio for the Fund is 2.51%.  Gross expenses are the Fund’s total annual operating expenses as of the date of the Fund’s most current prospectus and do not reflect fee waivers or reimbursements.  These expenses include management fees, 12b-1 distribution and service fees, and other expenses.
Net expenses are the Fund’s total annual operating expenses as of the date of the Fund’s most current prospectus and reflect contractual fee waivers and/or reimbursements.  The Fund’s Manager has contractually agreed to waive fees and/or reimburse operating expenses until October 31, 2008 to limit total annual operating expenses to 1.25% of the Fund’s average daily net assets.
1
The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper. An index is unmanaged.  Investors cannot invest directly in an index.

2
The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees. An index is unmanaged.  Investors cannot invest directly in an index.

B A R R E T T

G R O W T H F U N D

The Quarter in Review

It was another volatile quarter for the equity markets. By quarter-end, almost all of the U.S. equity indexes ended in negative territory. The S&P 500 fell 3.3%, the Dow Jones Industrial Average3 was off 3.9% and the Russell 20004 dropped 4.6%.  Investor concerns regarding a worsening housing market, a consumer spending slowdown and tightening credit were the driving forces that sent equities lower. Despite these well-publicized problems, the U.S. equity markets managed to finish the year higher, with the S&P Index up 5.49%.

The large cap indices outperformed the smaller caps and the growth-style indices outperformed value. The financial sector’s tribulations helped growth managers outperform value managers who tend to have much more exposure to this sector.

3	The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
4	The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies, measured by market-capitalization, in the Russell 3000 Index, which is made up of the 3,000 largest U.S. stocks.

Performance Review

The five top and bottom equities contributing to returns during the quarter ended December 31, 2007 are shown below:

Top Performers			Bottom Performers
	Percentage			Percentage
	Change			Change
1. MEMC Electronic Materials	50.34%	1.	Cisco Systems Inc.	(18.24%)
2. Jacobs Engineering Group	26.50%	2.	Comcast Corp.	(27.09%)
3. State Street Corp.	19.47%	3.	Walgreen Co.	(23.07%)
4. Google Inc.	21.90%	4.	Genentech Inc.	(14.03%)
5. Gilead Sciences Inc.	12.58%	5.	Hershey Co.	(14.39%)
* Performers are ranked in order of their contribution to return, which are calculated by position size multiplied by the percentage change.

The Portfolio

The distress in the financial and consumer discretionary sectors continued in the calendar fourth quarter. Despite two quarter-point rate cuts from the Federal Reserve5, financial stocks did not recover and were the worst performing sector of the S&P 500, off a jarring 14.33%. The consumer discretionary sector fared only slightly better off 10%.

The key drivers to the Fund’s outperformance versus the S&P 500 were the relative strength of our financial holdings and our decision to underweight this sector. Led by our positions in State Street and Goldman Sachs, the Fund’s financial sector was up 0.07%.  Another contributor to the Fund’s performance was our stock selection in the industrial sector, up 5.46%, versus the S&P return off 4.62%.  Jacobs Engineering and Donaldson were our top performing industrial securities.

B A R R E T T

G R O W T H F U N D

The consumer staples sector of the portfolio was off 5.24% versus up 3.84% for the S&P 500. The main detractors to our performance in this sector were our investments in Hershey Foods, Walgreen and Cisco.

5	The Federal Reserve is the central bank of the United States that is responsible for controlling money supply and regulating member banks.

* Portfolio characteristics are as of December 31, 2007, and are subject to change at any time.

During the fourth quarter, we added the following names to the portfolio:

Nokia (NOK) is the leader in mobile handsets with almost 40% global market share. The company is leveraging its position as the world’s most recognized brand to extend its consumer offerings to value-added services such as navigation, music and mobile advertising services.  In addition, we believe Nokia is well positioned to benefit as consumers in many of the largest developing nations look to upgrade their mobile handsets.

Thermo Fisher Scientific (TMO) provides life science tools to hospitals, pharmaceutical companies as well as other research institutions.  Formed by a merger between Thermo Electron and Fisher Scientific in 2006, the company is the only one-stop shop for lab solutions in the industry. We expect TMO to profit from the continued build-out of laboratories in emerging markets and from rising demand for air and water quality monitoring systems worldwide.

Veolia Environment (VE) is a pure play investment in environmental protection and the conservation of scarce water and energy resources, a high priority global matter as the world’s population grows and faces increasing environmental challenges. The company provides comprehensive solutions to the public and private sectors in the areas of water management, waste recovery and recycling, and energy efficiency optimization and transportation.

B A R R E T T

G R O W T H F U N D

Investment Outlook

With uncertainties swirling around the pace of economic growth, consumer spending and the housing market, we expect that equities will remain volatile in 2008. With these headwinds, we anticipate a period of more subdued economic growth in 2008, with an acceleration of growth in 2009. We are optimistic that the combination of lower interest rates, economic stimulus and increased stability in the credit arena will bring steadiness to the equity markets which should lead to higher returns by this year’s end.

In 2007, there was a stark contrast between the performance of growth and value equities.  For the first time since 1999, the Russell 1000 Growth Index6 (+11.81%) outperformed the Russell 1000 Value Index7 (-0.17%).  As economic growth slows, owning companies that are able to continue to grow their earnings and revenue streams should become more valuable to investors. We feel well positioned as we enter the calendar year 2008 with a diversified portfolio of high-quality growth stocks trading at reasonable valuations.  Based on earnings guidance, the Fund’s holdings are projected to grow earnings per share at 15% in 2008 which compares favorably to the 8% earnings growth projected from the S&P 500.

6
The Russell 1000 Growth Index is an unmanaged index consisting of the companies in the Russell 1000 Index that have higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is the largest 1,000 companies in the Russell 3000.

7	The Russell 1000 Value Index is an unmanaged index consisting of the companies in the Russell 1000 Index that have lower price-to-book ratios and lower expected growth.

Thank you for choosing the Barrett Growth Fund.  Please visit us at our website, www.barrettgrowthfund.com.  If you have any questions, please call toll-free (877) 363-6333.

Sincerely,

Peter H. Shriver, CFA	Robert J. Milnamow
President	Lead Portfolio Manager

E. Wells Beck, CFA	Cynthia J. Starke
Portfolio Manager	Portfolio Manager

Forecasts are inherently limited and should not be relied upon as an indicator of future performance. Investors should not use this information as the sole basis for investment decisions. Diversification does not assure profit or protect against market loss.

B A R R E T T

G R O W T H F U N D

Investment Risks: All investing entails risks, including the possible loss of principal.  The Fund may invest in foreign securities.  Foreign securities involve special risks not ordinarily associated with U.S. securities, such as currency fluctuations, and changes in political and economic conditions.  The Fund may also invest in mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies.

The outlook and views presented above are those of the Investment Adviser as of 1/29/08, and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates.  Any such views are subject to change at any time based on market or other conditions, and Barrett Associates and Legg Mason Investor Services disclaim any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice.  The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed as to its accuracy or completeness.

This information is intended for the shareholders of the Barrett Growth Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.  Investors should consider the risks, investment objectives, charges and expense of the Fund carefully before investing.  The prospectus contains this and other information about the Fund. Investors should read the prospectus carefully before investing.

Shares of the Barrett Growth Fund are distributed by Legg Mason Investor Services, LLC (Member SIPC/FINRA).  Legg Mason Investor Services, LLC and Barrett Associates, Inc. are both subsidiaries of Legg Mason, Inc.

B A R R E T T

G R O W T H F U N D

Expense Example – December 31, 2007 (Unaudited)

As a shareholder of the Barrett Growth Fund (the “Fund”), you incur ongoing costs, including investment advisory fees; distribution fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2007 – December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2007 to
	July 1, 2007	December 31, 2007	December 31, 2007
Actual	$1,000.00	$1,035.10	$6.39
Hypothetical (5% return per year before expenses)	$1,000.00	$1,018.85	$6.34
* Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-
half year period).

B A R R E T T

G R O W T H F U N D

Schedule of Investments
December 31, 2007
(Unaudited)
		Market
Shares		Value
	COMMON STOCKS - 93.88%
	Biotechnology - 6.41%
8,000	Genentech, Inc. (a)	$536,560
4,000	Genzyme Corporation (a)	297,760
12,000	Gilead Sciences, Inc. (a)	552,120
		1,386,440
	Chemicals - 2.96%
12,500	Ecolab, Inc.	640,125
	Communications Equipment - 3.55%
20,000	Nokia OYJ - ADR	767,800
	Construction & Engineering - 3.09%
7,000	Jacobs Engineering
	Group, Inc. (a)	669,270
	Consumer Products - 5.87%
9,000	PepsiCo, Inc.	683,100
8,000	The Procter &
	Gamble Company	587,360
		1,270,460
	Data Processing &
	Outsourced Services - 2.88%
14,000	Automatic Data
	Processing, Inc.	623,420
	Electrical Components
	& Equipment - 3.37%
10,000	Microchip Technology, Inc.	314,200
6,000	Rockwell Automation, Inc.	413,760
		727,960
	Energy - 6.71%
3,500	Exxon Mobil Corporation	327,915
7,500	Schlumberger Ltd.	737,775
7,500	XTO Energy, Inc.	385,200
		1,450,890

		Market
Shares		Value
	Financial Services - 5.37%
2,000	The Goldman Sachs Group, Inc. $	430,100
9,000	State Street Corporation	730,800
		1,160,900
	Food Distributors - 3.20%
13,000	Sysco Corporation	405,730
9,000	United Natural Foods, Inc. (a)	285,480
		691,210
	Health Care Equipment - 6.25%
9,000	Millipore Corporation (a)	658,620
12,000	Thermo Fisher
	Scientific, Inc. (a)	692,160
		1,350,780
	Health Care Services - 3.13%
12,000	Cerner Corporation (a)	676,800
	Industrials - 6.26%
5,000	Donaldson Company, Inc.	231,900
5,200	L-3 Communications
	Holdings, Inc.	550,888
7,500	United Technologies
	Corporation	574,050
		1,356,838
	Insurance - 2.97%
11,000	American International
	Group, Inc.	641,300
	Internet Software & Services - 2.24%
700	Google, Inc. (a)	484,036
	IT Consulting &
	Other Services - 2.50%
15,000	Accenture Ltd.	540,450

The accompanying notes are an integral part of these financial statements.

B A R R E T T

G R O W T H F U N D

Schedule of Investments
December 31, 2007
(Unaudited)
		Market
Shares		Value
	Medical Devices & Services - 7.23%
6,500	Covance, Inc. (a)	$563,030
8,000	Medtronic, Inc.	402,160
8,000	Stryker Corporation	597,760
		1,562,950
	Retailing - 2.51%
8,000	Gymboree Corporation (a)	243,680
6,000	Target Corporation	300,000
		543,680
	Semiconductor Equipment - 4.84%
16,000	Intel Corporation	426,560
7,000	MEMC Electronic
	Materials, Inc. (a)	619,430
		619,430
	Software - 6.47%
14,000	Adobe Systems, Inc. (a)	598,220
7,000	Autodesk, Inc. (a)	348,320
20,000	Oracle Corporation (a)	451,600
		799,920
	Telecommunications & Data
	Network Equipment - 3.13%
25,000	Cisco Systems, Inc. (a)	676,750
	Water Utilities - 2.94%
7,000	Veolia Environnement SA - ADR	636,860
	Total Common Stocks
	(Cost $15,559,526)	20,303,049
	EXCHANGE TRADED
	FUNDS - 2.96%
2,200	SPDR Trust Series 1	321,662
11,000	Financial Select Sector
	SPDR Fund	318,230
	Total Exchange Traded Funds
	(Cost $644,168)	639,892

Principal		Market
Amount		Value
	SHORT-TERM
	INVESTMENTS - 3.23%
	Variable Rate Demand Notes - 3.23%
$697,782	U.S. Bank, N.A., 4.16%,
	12/31/31 (b)	$697,782
	Total Short-Term Investments
	(Cost $697,782)	697,782
	Total Investments - 100.07%
	(Cost $16,901,476)	21,640,723
	Liabilities in Excess
	of Other Assets - (0.07)%	(15,263)
	Total Net Assets - 100.00%	$21,625,460

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand at the market value.Interest rates change periodically on specified dates.The rate shown is as of
December 31, 2007.

The accompanying notes are an integral part of these financial statements.

B A R R E T T

G R O W T H F U N D

Statement of Assets and Liabilities
December 31, 2007
(Unaudited)

ASSETS:
Investments in securities,
at market value
(Cost: $16,901,476)	$21,640,723
Cash	19,716
Receivable for investments sold	323,527
Receivable from Adviser	10,530
Dividends and interest receivable	22,303
Prepaid assets	14,139
Receivable for fund shares sold	7,512
Total assets	22,038,450

LIABILITIES:
Payable for investments purchased	317,020
Accrued distribution
(12b-1) expenses	5,704
Accrued expenses	90,266
Total liabilities	412,990
Net assets applicable to
outstanding capital stock	$21,625,460

NET ASSETS CONSIST OF:
Capital stock	$17,534,056
Accumulated undistributed
net realized loss on investments	(638,417)
Unrealized appreciation
on investments	4,739,247
Accumulated undistributed
net investment income	(9,426)
Total net assets	$21,625,460

Shares outstanding (unlimited
shares of $0.001 par value
authorized)	1,735,656

Net asset value, offering and
redemption price per share	$12.46

Statement of Operations
For the Six Months Ended December 31, 2007
(Unaudited)

INVESTMENT INCOME:
Dividend income	$113,392
Interest income	12,905
Total investment income	126,297

EXPENSES:
Investment advisory fee	108,450
Professional fees	41,996
Distribution expenses	27,113
Shareholder servicing
fees and expenses	18,694
Administration fees	17,768
Fund accounting fees	12,970
Trustees fees and expenses	11,900
State registration fees	11,610
Custody fees	4,762
Reports to shareholders	2,612
Other expenses	8,064
Total expenses before
Adviser reimbursement	265,939
Less fees and expenses reimbursed
and waived by Adviser	(130,216)
Net expenses	135,723
Net investment income	(9,426)

NET REALIZED AND
UNREALIZED GAINS:
Net realized gain on investments	589,080
Net change in unrealized
appreciation on investments	166,063
Net realized and unrealized gains
on investment securities	755,143
Net increase in net assets
resulting from operations	$745,717

The accompanying notes are an integral part of these financial statements.

B A R R E T T

G R O W T H F U N D

Statement of Changes in Net Assets

	Six Months Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007
OPERATIONS:
Net investment income (loss)	$(9,426)	$3,654
Net realized gain on investments	589,080	2,069,008
Net change in unrealized appreciation on investments	166,063	660,716
Net increase in net assets resulting from operations	745,717	2,733,378

DISTRIBUTIONS:
Ordinary Income	(4,685)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	379,124	2,196,062
Proceed from dividends reinvested	4,685	—
Cost of shares redeemed	(577,221)	(3,593,933)
Net decrease in net assets from capital share transactions	(193,412)	(1,397,871)

TOTAL INCREASE IN NET ASSETS	547,620	1,335,507

NET ASSETS:
Beginning of period	$21,077,840	$19,742,333
End of period*	$21,625,460	$21,077,840

*	Includes undistributed net investment income (loss) of ($9,426) and $4,685 for the six months ended December 31, 2007 and fiscal year ended June 30, 2007, respectively.

The accompanying notes are an integral part of these financial statements.

B A R R E T T

G R O W T H F U N D

Financial Highlights

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
	Six Months
	Ended
	December 31,
	2007		Years Ended June 30,
	(Unaudited)	2007	2006	2005	2004	2003
NET ASSET VALUE
Beginning of period	$12.04	$10.53	$ 9.72	$9.39	$8.12	$8.07
OPERATIONS
Net investment income (loss)[1]	(0.00)[2]	0.00[2]	(0.02)	(0.02)	(0.02)	0.00[2]
Net realized and unrealized
gains on securities	0.42	1.51	0.83	0.35	1.29	0.05
Total from investment operations	0.42	1.51	0.81	0.33	1.27	0.05
LESS DISTRIBUTIONS
Distributions from net
investment income	0.00[2]	—	—	—	—	—
NET ASSET VALUE
End of period	$12.46	$12.04	$10.53	$9.72	$9.39	$8.12

Total return	3.51%[3]	14.34%	8.33%	3.51%	15.64%	0.62%
Net assets at end of period
(000s omitted)	$21,625	$21,078	$19,742	$17,926	$17,426	$14,899
RATIO OF EXPENSES
TO AVERAGE NET ASSETS
Before expense reimbursement	2.45%[4]	2.51%	2.63%	2.64%	2.79%	2.60%
After expense reimbursement	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement	(1.29)%[4]	(1.24)%	(1.55)%	(1.62)%	(1.74)%	(1.35)%
After expense reimbursement	(0.09)%[4]	0.02%	(0.17)%	(0.23)%	(0.20)%	0.00%
Portfolio turnover rate	58%	79%	38%	56%	51%	23%

[1] Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
[2] Amount is less than $.005 per share.
[3] Not Annualized.
[4] Annualized.

The accompanying notes are an integral part of these financial statements.

B A R R E T T

G R O W T H F U N D

Notes to the Financial Statements
For the Six Months Ended December 31, 2007 (Unaudited)

1. ORGANIZATION
The Barrett Growth Fund (the “Fund”) is a diversified series of The Barrett Funds (the “Trust”), a statutory trust organized on September 29, 1998 in the state of Delaware that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Barrett Growth Fund is currently the only series of the Trust. The Fund commenced operations on December 29, 1998. Barrett Associates, Inc., serves as the investment adviser (the “Adviser”) for the Fund and is responsible for managing the Fund’s portfolio of securities.

2. SIGNIFICANT ACCOUNTING POLICIES	a) Investment Valuation
All equity securities that are traded on a national securities exchange, except  those listed on the Nasdaq National Market® and Small CapSM exchanges (“Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on the Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and other debt securities are valued using the mean between the closing bid and asked prices provided by a pricing service at the close of the NYSE. The value of these securities used in computing the NAV is determined as of such time. Short-term debt securities, having a maturity of less than 60 days, are valued at amortized cost, which approximates market value.

The current value of any option held by the Fund is its last reported sale price on the exchange on which the security underlying the option is principally traded.  Lacking any sales that day, options are valued at the mean between the bid and asked quotations at the close of the exchange.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under the procedures approved by the Fund’s Board of Trustees.  The fair value of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances, which can include, but are not limited to: (i) fundamental analytical data relating to the investment in the security; (ii) nature and duration of any restriction on the disposition of the security; (iii) evaluation of the forces that influence the market in which the security is purchased and sold; (iv) type of security or asset; (v) financial statements of issuer; (vi) cost at date of purchase; (vii) size of holding; (viii) discount from market value of unrestricted securities of the same class at the time of purchase; (ix) special reports prepared

12 by analysts; (x) information as to any transactions or offers with respect to the security; (xi) existence of merger proposals or tender offers affecting the security; (xii) price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xiii) most recent closing market prices; (xiv) the value of other financial instruments, including derivative securities, traded on other markets or among dealers; (xv) trading volumes on markets, exchanges, or among dealers; (xvi) values of baskets of securities traded on other markets, exchanges, or among dealers; (xvii) changes in interest rates; (xviii) observations from financial institutions; (xix) government (domestic or foreign) actions or pronouncements; and (xx) other news events.

B A R R E T T

G R O W T H F U N D

b) Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

Effective December 31, 2007, the Barrett Growth Fund (Fund) adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.
FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. As of December 31, 2007, open Federal tax years include the tax years ended June 30, 2005 through 2007. The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended December 31, 2007. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

B A R R E T T

G R O W T H F U N D

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains.  At June 30, 2007 the Fund had accumulated capital loss carryforwards for tax purposes of $1,315,175.  Of this amount, $305,480 expires June 30, 2011 and $1,009,695 expires June 30, 2012.  The Fund utilized $2,222,343 of prior year capital loss carryover in the current year.
In September, 2006, FASB issued FASB Statement No. 157, “Fair Value
Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

c) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

d) Line of Credit
The Fund has a Loan Agreement with U.S. Bank N.A. Under the terms of the Loan Agreement, the Fund’s borrowings cannot exceed the lesser of $6,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly. The Fund did not borrow on the line of credit during the six months ended December 31, 2007.

e) Other
Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using the constant yield method.

3. AGREEMENTS	The Trust has an Investment Management Agreement (the “Agreement”) with the Adviser, with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

B A R R E T T

G R O W T H F U N D

The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 1.25% of its average daily net assets until October 31, 2008.  Accordingly, during the six months ended December 31, 2007, the Adviser waived advisory fees and paid fund expenses in the amount of $130,216.  Any such waiver or expense payment is subject to later adjustment to allow the Adviser to recoup amounts waived or paid to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. Waived/paid expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Recoverable Amount
6/30/08	$249,592
6/30/09	$259,501
6/30/10	$260,750

4. DISTRIBUTION PLAN
The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund may reimburse the Fund’s distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to reimburse the Fund’s distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5. INVESTMENT TRANSACTIONS	The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended December 31, 2007 were as follows:

Purchases	Sales
$12,355,104	$12,613,825

6. SHARES OF		Six-Months Ended	Year Ended
BENEFICIAL		December 31, 2007	June 30, 2007
INTEREST	Shares sold	30,462	189,056
	Shares issued from
	reinvestment of dividends	372	—
	Shares redeemed	(46,084)	(313,859)
	Net decrease in shares	(15,250)	(124,803)
	Shares outstanding:
	Beginning of year	1,750,906	1,875,709
	End of year	1,735,656	1,750,906

B A R R E T T

G R O W T H F U N D

7. DISTRIBUTIONS TO	There were no distributions paid to shareholders during the fiscal years ended June 30, 2007 and 2006.
SHAREHOLDERS	At June 30, 2007, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost basis of investments for
federal income tax purposes	$16,074,490

Gross tax unrealized appreciation	4,903,928
Gross tax unrealized depreciation	(243,067)
Net tax unrealized appreciation	4,660,861
Undistributed ordinary income	4,685
Undistributed long-term capital gain	—
Total distributable earnings	4,685
Other accumulated losses	(1,315,175)
Total accumulated earnings	$3,350,371

The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to the return of capital distributions from REIT securities and tax-free transfer of securities.

On the Statement of Assets and Liabilities, Accumulated undistributed net realized loss on investments and Accumulated undistributed net investment income were adjusted by $1,031 and $1,031, respectively for permanent tax adjustments.  The permanent differences relate to the Fund’s holdings in REIT securities.

B A R R E T T

G R O W T H F U N D

Additional Information
(UNAUDITED)
1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS INDEPENDENT TRUSTEES

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen	Held by
Name, Age and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee
Gerard E. Jones (70)	Trustee	Indefinite Term	Independent Trustee of the	1	Tractor
c/o Barrett Associates, Inc.	and	as Trustee	Trust since August 2003;		Supply
90 Park Avenue	Chairman	8 Years Served	Trustee Emeritus of the Trust		Company
New York, NY 10016	of the	and Two-Year	from 2000 to 2003; Independent
	Board	Term as	Trustee of the Trust from its
		Chairman	inception in 1998 to December
		1 Year Served	2000; Managing Partner, Gerard
E. Jones, P.C., since April 2003;
Advisor, Corporate Governance
Advisors, since April 2003; Of
Counsel, Shipman & Goodwin,
LLP from 2001 to 2003; Partner,
Bingham McCutchen, LLP, formerly
known as Richards & O’Neil,
LLP, from 1972 through 2001.

Ronald E. Kfoury (49)	Trustee	Indefinite Term	Independent Trustee of the	1	None
c/o Barrett Associates, Inc.		8 Years Served	Trust since its inception in 1998;
90 Park Avenue			Managing Director, Arpent
New York, NY 10016			(software and professional
services company) since October
2006; Chief Executive Officer of
Clockware, Inc. (software
company) from November 2000
through October 2006; Managing
Director, Analect, Limited
(management consulting)
from 1992 through 2000.

B A R R E T T

G R O W T H F U N D

	Position(s)	Term of Office
	Held with	and Length of	Principal Occupation
Name, Age and Address	the Trust	Time Served	During Past Five Years
INDEPENDENT TRUSTEES (Continued)
Edward M. Mazze, PhD. (66)	Trustee	Indefinite Term	Independent Trustee of the Trust	1	Washington
c/o Barrett Associates, Inc.		6 Years Served	since January 2001; Distinguished		Trust
90 Park Avenue			University Professor of Business		Bancorp,
New York, NY 10016			Administration, University of		Inc.;
			Rhode Island since 2006; Dean,		Technitrol,
			College of Business Administration		Inc.
			of the University of Rhode Island		(electronics
			(1998-2006); Director, Technitrol Inc.		manu-
			since 1985; Director, Washington		facturer)
Trust Bancorp. Inc. since 2000;
Honorary Board Member,
Delaware Valley College of
Science and Agriculture since
1997; Dean of the Belk College
of Business Administration of
The University of North Carolina
at Charlotte from 1993 to 1998.

OFFICERS
Peter H. Shriver (55)	President	Indefinite Term	President of Barrett Associates,
90 Park Avenue		8 Years Served	Inc. since April 2004; previously
New York, NY 10016			Executive Vice President and
Managing Director of Barrett
Associates, Inc. since 1989.

Paula J. Elliott (57)	Secretary	Indefinite Term	Vice President of Barrett
90 Park Avenue	&	8 Years Served	Associates, Inc. since 1995 and
New York, NY 10016	Treasurer		Assistant Treasurer for Barrett
Associates, Inc. since July 2004.
AML Compliance Officer from
February 2003 to September 2004
and Compliance Officer from
January 2004 to September 2004
for the Barrett Growth Fund.

Robert J. Milnamow (57)	Vice	Indefinite Term	Managing Director and Director
90 Park Avenue	President	3 Years Served	of Research of Barrett Associates,
New York, NY 10016			Inc. since November 2003;
previously Managing Member at
Thayer Pond LLC since 2001 and
Senior Portfolio Manager at
Rockefeller & Co. from 1998-2001.

B A R R E T T

G R O W T H F U N D

	Position(s)	Term of Office
	Held with	and Length of	Principal Occupation
Name, Age and Address	the Trust	Time Served	During Past Five Years
OFFICERS (Continued)
Todd F. Kuehl (38)	Chief	Indefinite Term	Vice President, Legg Mason Office
c/o Barrett Associates, Inc.	Com-	1 Year	of the Chief Compliance Officer
90 Park Avenue	pliance	Served	(since February 2006); Branch
New York, NY 10016	Officer		Chief, Office of Investment
Company Regulation, Division
of Investment Management,
Securities and Exchange
Commission (2002-2006); Vice
President, Deutsche Asset
Management (1998-2002).
John Chiota (39)	Chief Anti-	Indefinite Term	Vice President of Legg Mason & Co.
c/o Barrett Associates, Inc.	Money	Less than	(since 2005); Vice President at CAM
90 Park Avenue	Laundering	1 Year	(since 2004); Anti-Money Laundering
New York, NY 10016	Com-	Served	Coordinator for Legg Mason & Co.
	pliance		(since 2006); Chief Anti-Money
	Officer		Laundering Compliance Officer of
certain mutual funds associated with
Legg Mason & Co. (since 2006); Prior
to August 2004, Chief Anti-Money
Laundering Compliance Officer of
TD Waterhouse.

Audit Committee

As of December 31, 2007 the Audit Committee was made up of all of the Independent Trustees as follows:  Ronald E. Kfoury, Gerard E. Jones and Dr. Edward M. Mazze.  Pursuant to its Charter, the Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.  The Audit Committee generally meets twice each year with the independent registered public accounting firm.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at (877) 363-6333.

2.	AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Barrett Growth Fund’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. The actual voting records relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge, upon request, by calling toll-free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

3.	PORTFOLIO HOLDINGS

The Barrett Growth Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The complete schedules of the Fund’s holdings for the second and fourth
19 quarters of each year are contained in the Fund’s semi-annual and annual shareholder reports, respectively, which are filed with the SEC on Form N-CSR. The Fund’s Forms N-Q and Forms N-CSR are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A list of the Fund’s top ten holdings can be accessed through the Adviser’s website at www.barrettassociates.com.

B A R R E T T

G R O W T H F U N D

4.	APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Basis for Approval of the Fund’s Investment Management Agreement
The Board of Trustees is responsible for overseeing the performance of the Fund’s Adviser and determining whether to continue the Investment Management Agreement (the “Management Agreement”) between the Fund and the Adviser on an annual basis. At a meeting of the Board of Trustees held on September 24, 2007 (the “September Meeting”), the Board of Trustees, including the Independent Trustees, unanimously approved the renewal of the Fund’s Management Agreement.  In connection with this determination, the Board considered a variety of factors, including information furnished specifically for its consideration of the continuation of the Management Agreement and information that had been provided throughout the year at regular board meetings.  In advance of and at the September Meeting, the Independent Trustees requested, received and reviewed materials specifically relating to the continuation of the Management Agreement. The requested information included special reports comparing the Fund’s investment performance with those of other mutual funds deemed comparable to the Fund, as well as performance comparisons to appropriate indices. The materials also included information regarding comparative advisory fee rates and expense ratios and the Advisor’s profitability and financial condition, including advisory fee revenue and separate account advisory fee schedules.
In considering these materials, the Independent Trustees received assistance and advice from, and met separately with, independent legal counsel. The Board of Trustees received a memorandum from independent legal counsel discussing the factors generally regarded as appropriate to consider in its evaluation of advisory arrangements and a copy of the Management Agreement.  Based upon its review of such material and information, together with other relevant information, the Board of Trustees, including a majority of Independent Trustees, concluded that the existing Management Agreement was fair and reasonable and that its continuance was in the best interest of Fund shareholders. In reaching this decision, the Board of Trustees took into account a combination of factors, including the (i) nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of shareholders; as well as other relevant considerations such as the management fee and the reasonableness of expenses charged to the Fund. The following is a summary of the Board’s discussion and views regarding these factors.
Nature, Extent and Quality of Services Provided

The Trustees considered the nature, quality and extent of portfolio management, administrative and shareholder services performed by the Adviser, including its established long-term history of money management and the consistent services provided to the Fund over the long-term.  The Board specifically considered the background and experience of the Adviser’s portfolio management team, the Adviser’s performance in the areas of compliance, legal and financial reporting and the other investment resources available to the Fund.  The Trustees also recognized that the Fund provides shareholders with access to top-notch money management capability that would not otherwise be available to such shareholders.  The Board considered the relative performance of the Fund against its peers and appropriate benchmarks and noted that the Fund was competitive with its peers over the long-term and that the Fund’s performance was consistent with shareholders’ expectations and the investment mandate of the Fund.  The

B A R R E T T

G R O W T H F U N D

Board also considered the favorable peer group comparisons of expense ratios and the services provided to and fees charged to the Adviser’s other clients in relation to that of the Fund.  In addition, the Independent Trustees took into account the Adviser’s consistent willingness to subsidize the cost of the Fund’s operations through its contractual expense limitation agreement with the Fund.  The Independent Trustees concluded that the services provided by the Adviser to the Fund are valuable and that the Adviser consistently delivered a high level of service.

Investment Performance

The Trustees considered both the short-term and long-term performance of the Fund. The Board reviewed the Fund’s average annual total return over various periods and compared these returns with data supplied by an independent provider of mutual fund data on the returns of its peer group and relevant indices.  The Trustees also considered the Fund’s compliance with its specific investment objectives and investment restrictions. Based on these considerations, the Trustees concluded that the Adviser was delivering performance competitive with its peers and that the Fund’s performance was consistent with shareholders’ expectations and the investment mandate of the Fund.

Costs of the Service to be Provided to the Fund and the Profits to be Realized by the Adviser from the
Relationship with the Fund.

The Trustees considered the Fund’s advisory fee rate and expense ratio relative to industry averages for similar mutual funds and relative to advisory fees charged by the Adviser to other (non-fund) clients. In considering the reasonableness of expenses, the Trustees reviewed the advisory fee charged to the Fund in relation to similar funds, the contractual expense limitation arrangement and the Fund’s overall expense ratio.  Emphasis was placed on the Fund’s overall comparative expense ratio within its peer group, which was below the average and median of its peers. The Trustees concluded that costs incurred by the Fund for the services it receives (including the advisory fee paid to the Adviser) were reasonable and that the fees are acceptable based upon the qualifications, experience, reputation and performance of the Adviser and the relatively low expense ratio of the Fund.

The Trustees also reviewed the Adviser’s and its parent company’s financial information and considered the Adviser’s profitability relative to the multiple services provided. The Trustees noted that the Adviser has consistently waived receipt of its advisory fee in order to subsidize the Fund’s operations to the financial detriment of the Adviser, but which demonstrated a commitment to act in the best interests of the Fund and its shareholders. The Trustees considered potential ancillary or “fall-out” benefits (including the allocation of Fund brokerage and the receipt of research from unaffiliated brokers) that the Adviser might receive as a result of its relationship with the Fund, and concluded that these benefits are reasonable. The Trustees also noted the extent of additional administrative services performed by the Adviser for the Fund. The Trustees concluded that the profitability of the Adviser’s relationship with the Fund (including fall-out benefits) was fair and reasonable.

Extent of Economies of Scale

The Trustees considered whether there have been any economies of scale with respect to the management of the Fund, and whether the advisory fee rate is reasonable in relation to the Fund’s assets and any economies of scale that may exist. The Trustees concluded that, given the Fund’s relatively small size, there are no economies of scale as evidenced by the subsidy provided by the Adviser.

Conclusions

Based on their evaluation of all material factors and assisted by the advice of independent legal counsel to the Independent Trustees, the Trustees, including the Independent Trustees, concluded that the advisory fee structure was fair and reasonable, that the Fund was paying a competitive fee for the services provided, that the scope and quality of the Adviser’s services to the Fund were consistent with the Fund’s operational requirements, and that the approval of the Management Agreement was in the best interests of the Fund and its shareholders.

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue
New York, NY 10016

DISTRIBUTOR
Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

TN08-1775

Item 2. Code of Ethics.

 Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal/chief executive officer and principal/chief financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal/chief executive officer and principal/chief financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding the required disclosure.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics. Not Applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Barrett Funds

By (Signature and Title)*    /s/ Peter H. Shriver
  Peter H. Shriver, President

Date          3/4/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Peter H. Shriver
   Peter H. Shriver, President

Date       3/4/2008

By (Signature and Title)*   /s/ Paula J. Elliott
 Paula J. Elliott, Treasurer

Date        3/4/2008

* Print the name and title of each signing officer under his or her signature.